Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	67 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Rule One Fund - Founders Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%	10.18%	9.17%
Dow Jones Industrial Average Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.99%	10.55%	12.45%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	16.51%